DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]

	2019	2018	2017
The loss for the year	$(1,711)	$(1,419)	$(1,273)
Canadian statutory tax rate	27%	27%	26%
Income tax benefit computed at statutory rates	(462)	(383)	(331)
Foreign tax rates different from statutory rates	31	14	(32)
Other	2	89	-
The rate difference between current and deferred taxes	-	-	4,317
Foreign exchange gains or losses	55	225	(425)
Permanent differences	5	(43)	(33)
Change in unused tax losses and tax offsets	369	98	(3,496)
	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block] [Table Text Block]
	2019	2018	2017

Non-capital losses	$9,796	$9,405	$9,255
Capital loss	2,257	2,273	2,337
Tax value over book value of mineral properties	3,331	3,335	3,352
Tax value over book value of equipment	12	12	12
Tax value over book value of investments and share issue costs	41	43	16

Unrecognized deductible temporary differences	$15,437	$15,068	$14,972

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
	Canada	United States
2020 - 2026	$538	$713
2027 - 2037	19,546	20,302
Total	$20,084	$21,015